Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Financial Instrument [Abstract]
Summary of maximum exposure to credit risk
The maximum exposure to credit risk at the reporting date is:

	Carrying amount
	2025	2024	2023
Cash and cash equivalents	$1,024,245	841,997	937,698
Other financial instruments, including derivatives	—	—	334
Trade and other receivables	699,946	591,475	618,212

	$1,724,191	1,433,472	1,556,244

Summary of aging of trade receivables and the related impairment
The aging of trade receivables and the related impairment at the reporting date are shown as follows:

	2025			2024			2023
	Gross	Impairment	%	Gross	Impairment	%	Gross	Impairment	%
Not past due	$183,449	561	(0.3)	154,846	2,167	(1.4)	243,858	259	(0.1)
Past due between 0-30 days	9,768	234	(2.4)	62,848	329	(0.5)	24,807	293	(1.2)
Past due between 31-120 days	7,655	6,138	(80.2)	16,061	5,210	(32.4)	4,579	2,383	(52.0)
Past due above 120 days	7,747	7,747	(100)	4,911	4,725	(96.2)	5,033	5,033	(100)

	$208,619	14,680		238,666	12,431		278,277	7,968

*	Percentages reflect the weighted average loss rate.

Summary of movement in the allowance for impairment
The movement in the allowance for impairment in respect of trade receivables during the year was as follows:

	2025	2024	2023
Balance as of January 1	$12,431	7,968	9,082
Impairment increase (decrease) recognized	2,249	4,463	(1,114)

Balance as of December 31	$14,680	12,431	7,968

Summary of remaining contractual maturities of financial liabilities
The following are the remaining contractual maturities of financial liabilities at the balance sheet date on December 31, 2025, 2024 and 2023. Carrying amounts are presented net of prepaid expenses and not discounted.

December 31, 2025	Carrying amount	Contractual cash flows	2 or less months	2-12 months	1-2 years	2-5 years	5 years

Loans in USD
(Fixed rate)	$1,098,885	1,590,676	—	93,863	93,863	687,725	715,225

Financial Leasing
In USD	$76,987	80,523	9,060	28,693	21,942	20,828	—

Leases –
Liabilities	$2,879,155	3,876,710	121,482	519,544	606,754	1,441,964	1,186,966

December 31, 2024

Loans in USD
(Fixed rate)	$1,096,443	1,678,856	—	155,738	93,863	146,475	1,282,780

Financial Leasing
In USD	$113,475	119,251	9,062	29,962	33,331	42,475	4,421

CEBURES –
Securitized in Ps.	$52,558	54,906	4,768	45,747	4,391	—	—

Leases –
Liabilities	$2,438,437	3,153,249	98,579	431,986	490,239	1,203,986	928,459

December 31, 2023

Loans in USD
(SOFR – Spread)	$63,076	65,398	7,482	57,916	—	—	—

Loans in USD
(Fixed rate)	$659,758	856,193	2,471	57,383	57,738	737,184	1,417

Financial Leasing
In USD	$150,683	151,323	9,444	29,728	35,397	72,333	4,421

CEBURES –
Securitized in Ps.	$143,930	155,558	24,423	65,261	65,874	—	—

Leases –
Liabilities	$2,216,859	2,864,793	96,137	385,100	413,316	1,061,416	908,824

Summary of the quantitative currency risk for the group
A summary of the quantitative currency risk for the Group, which was informed to its Management is as follows:

	2025	2024	2023
Monetary assets	$1,209,164	1,096,036	1,020,451
Monetary liabilities	(1,655,572)	(1,474,696)	(999,418)

Net currency risk in the statement of financial position	$(446,408)	(378,660)	21,033

Summary of significant exchange rates with respect to the US Dollar
The following significant exchange rates with respect to the US Dollar were applied during the year:

	Average rate			Reporting date spot rate
	2025	2024	2023	2025	2024	2023
Mexican peso	19.26	18.26	17.78	17.97	20.27	16.89

Summary of effect of changes in foreign exchange rates

Effect
December 31, 2025
US Dollar (10% strengthening)	$40,584

December 31, 2024
US Dollar (10% strengthening)	$34,423

December 31, 2023
US Dollar (10% strengthening)	$(1,912)

Summary of Jet-fuel consumption and derivatives
Our annual consumption of
Jet-fuel
and the corresponding derivatives used during the year are shown in the following table:

(Amounts in thousands of Gallons)	2025	2024	2023
Annual Consumption (Gal JF54)	460,555	462,533	433,727
Derivatives on JF54 (Gal JF54)	—	—	—
Amount Hedged (%)	—	—	—

Summary of increase decrease in fuel price
If the
Jet-fuel
price would have changed 50c or 75c USD/Gal upward or downward, the Group would have paid / (saved) the following amounts:

Changes in JF	0.50(+)	0.50(-)	0.75(+)	0.75(-)
Direct Purchase of JF54	230,278	(230,278)	345,426	(345,426)
Amounts in thousands USD

Summary of position at risk for the group
The next table represents the position at risk for the Group as of December 31, 2025:

	Assets	Liabilities
Short Term

Investments
Investment US/Ps.	$473,587	—

Debt
US loans
Financial lease	—	31,628

	$473,587	31,628

Long Term

Debt
US loans
Fixed rate	$—	1,098,885
Financial lease	—	45,359

	$—	1,144,244

Summary of derivative financial instruments and interest rate swaps
The following table represents the risk position for the Group as of December 31, 2025, 2024 and 2023, corresponding to the derivative rate financial instruments (amounts in million of Ps.):

Derivative Financial	Notional Amount
Instruments	2025	2024	2023
Fixed rate instruments
Interest rate Swaps	—	—	(530)

Variable rate instruments
Interest rate Swaps	—	—	530

Summary of average annual interest rate explanatory	In addition to the above-mentioned changes, if average annual interest rates had changed to the degree shown, the impact on results would have been the following:

	2025		2024		2023
	+50 BP	-50 BP	+50 BP	-50 BP	+50 BP	-50 BP
Loans in US
SOFR + Spread	$—	—	—	—	550	(550)

Loans in Ps.
TIIE + Spread	$—	—	407	(407)	1,052	(1,052)

Disclosure of fair value measurement of assets	Financial assets at fair value As of December 31, 2023

	Note	Other interest rate swaps
Book value:
Fair value for trading instruments	11	$334

Fair value:
Level 1		$—
Level 2		334
Level 3		—

Total		$334

Disclosure of fair value of financial instruments

Loans and borrowings not carried out at fair value
As of December 31, 2025

	Note	Loans in US (Fixed rate)	Financial leasing of flight equipment in US
Book value:
Loans and borrowings	21	$1,098,885	76,987

Fair value:
Level 1		—	—
Level 2		934,964	73,623
Level 3		—	—

Total		$934,964	73,623

Loans and borrowings not carried out at fair value
As of December 31, 2024

	Note	Loans in Ps. (TIIE - Spread)	Loans in US (Fixed rate)	Financial leasing of flight equipment in US
Book value:
Loans and borrowings	21	$52,558	1,096,443	113,475

Fair value:
Level 1		—	—	—
Level 2		52,996	1,389,163	111,465
Level 3		—	—	—

Total		$52,996	1,389,163	111,465

Loans and borrowings not carried out at fair value
As of December 31, 2023

	Note	Loans in US (SOFR - Spread)	Loans in Ps. (TIIE - Spread)	Loans in US (Fixed rate)	Financial leasing of flight equipment in US
Book value:
Loans and borrowings	21	$63,076	143,930	659,758	150,683

Fair value:
Level 1		—	—	—	—
Level 2		61,748	130,674	597,059	132,575
Level 3		—	—	—	—

Total		$61,748	130,674	597,059	132,575